Fair value of financial instruments - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 5,404	$ 5,189
Positive fair value movement from using reasonably possible alternatives	132
Negative fair value movement from using reasonably possible alternatives	(126)
Level 3 fair value	(1,699)	(1,938)
Positive fair value movement from using reasonably possible alternatives	69
Negative fair value movement from using reasonably possible alternatives	(72)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	5,404	5,189
Positive fair value movement from using reasonably possible alternatives	132	156
Negative fair value movement from using reasonably possible alternatives	(126)	(148)
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	143	149
Positive fair value movement from using reasonably possible alternatives	9	11
Negative fair value movement from using reasonably possible alternatives	(8)	(10)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2,544	2,266
Positive fair value movement from using reasonably possible alternatives	50	50
Negative fair value movement from using reasonably possible alternatives	(46)	(43)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	506	466
Positive fair value movement from using reasonably possible alternatives	45	48
Negative fair value movement from using reasonably possible alternatives	(44)	(47)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,781	1,859
Positive fair value movement from using reasonably possible alternatives	19	33
Negative fair value movement from using reasonably possible alternatives	(20)	(37)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	7	11
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	31	29
Positive fair value movement from using reasonably possible alternatives	4	4
Negative fair value movement from using reasonably possible alternatives	(4)	(4)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	392	409
Positive fair value movement from using reasonably possible alternatives	5	10
Negative fair value movement from using reasonably possible alternatives	(4)	(7)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(478)	(383)
Positive fair value movement from using reasonably possible alternatives	15	26
Negative fair value movement from using reasonably possible alternatives	(15)	(26)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,221)	(1,555)
Positive fair value movement from using reasonably possible alternatives	54	59
Negative fair value movement from using reasonably possible alternatives	(57)	(66)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,699)	(1,938)
Positive fair value movement from using reasonably possible alternatives	69	85
Negative fair value movement from using reasonably possible alternatives	$ (72)	$ (92)